Debt - Narrative (Q1) (Details) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 24, 2020	Sep. 24, 2018	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Paycheck Protection Program
Debt Instrument [Line Items]
Debt	$ 2,700,000
Debt instrument, description	The Company received notice from the SBA that the loan was 100% forgiven, including accrued interest, on July 8, 2021. This resulted in a $2.8 million gain that is included in Other Gains on the Consolidated Statement of Operations in 2021
Loan forgiven date	Jul. 08, 2021
Paycheck Protection Program | Other Gains
Debt Instrument [Line Items]
Gain on forgiven loan	$ 2,800,000
Senior Unsecured Notes | Senior Unsecured Notes
Debt Instrument [Line Items]
Face amount of debt		$ 25,300,000	$ 24,300,000		$ 24,400,000
Maturity date		Sep. 30, 2023
Interest rate		6.75%
Number of units repurchased			0	0	0
Debt issuance costs			$ 130,000		$ 195,000
Subordinated notes | Subordinated notes
Debt Instrument [Line Items]
Face amount of debt		$ 10,500,000	$ 10,500,000		$ 10,500,000
Maturity date		Sep. 30, 2038
Interest rate, payment terms			Interest is payable quarterly at the end of March, June, September and December.		Interest is payable quarterly at the end of March, June, September and December
Call premium percentage		12.50%
Debt issuance costs			$ 797,000		$ 810,000
Subordinated notes | Subordinated notes | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Interest rate		7.50%
Call premium		$ 1,100,000
Subordinated notes | Subordinated notes | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Interest rate		12.50%
Call premium		$ 1,750,000
Subordinated notes | Subordinated notes | Debt Instrument, Redemption, Period Three
Debt Instrument [Line Items]
Call premium		$ 3,050,000.00
Line of credit
Debt Instrument [Line Items]
Borrowing capacity					$ 10,000,000
Line of credit | LIBOR
Debt Instrument [Line Items]
Variable interest rate					2.75%